Employee benefits (Details 3) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Changes in net defined benefit liability (asset) [abstract]
Projected benefit obligation at the beginning of the year	₨ 382,492	₨ 298,903	₨ 216,006
Service cost	69,828	62,318	47,050
Interest cost	27,329	21,854	13,926
Remeasurements - Actuarial (gain) / loss	7,836	21,184	47,703
Benefits paid	(41,621)	(21,767)	(25,782)
Projected benefit obligation at the end of the year	₨ 445,864	₨ 382,492	₨ 298,903